SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Employee Share Option Activity Under Twenty Ten Plan

The following table summarized the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2012	18,180,898	0.24	7.2	23,425
Granted	3,829,830	0.54
Exercised	(3,128,472)	0.17
Forfeited	(983,860)	0.89

Outstanding, December 31, 2012	17,898,396	0.28	6.9	23,571

Vested and expected to vest at December 31, 2012	17,898,396	0.28	6.9	23,571

Exercisable as of December 31, 2012	11,715,639	0.19	6.3	16,485

Assumptions Used to Calculate Grant Date Estimated Fair Value of Share Options Using Black Scholes Option Valuation Model or Binomial Lattice Model

The Company calculated the estimated fair value of the share options on the grant date using the Black-Scholes Option model or Binomial-Lattice model for 2010, 2011 and 2012, respectively, with the following assumptions:

	Granted in 2010	Granted in 2011	Granted in 2011	Granted in 2012
		Before September 30, 2011	After September 30, 2011
Risk-free interest rates	1.41%-2.35%	1.03%-3.36%	1.03%-3.36%	2.06%-3.68%
Expected life (years)	0.71-4.04 years	0.08-7.75 years	Not applicable	Not applicable
Sub optimal early exercise factor	Not applicable	Not applicable	2.2	2.2
Expected volatility	40.14%-67.24%	24.25%-76%	69.17%	57.01%-68.03%
Expected dividend yield	0%	0%	0%	0%
Fair value of share option	US$0.83	US$1.20-US$2.06	US$1.02-US$1.03	US$1.34-US$1.68

Restricted Stock Units Activity

The following table summarizes the Company’s RSU activity (including RSUs with performance conditions) under the 2010 Plan:

	Number of RSUs	Weighted-average grant date fair value	Weighted-average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2012	—	—
Granted	812,187	10.27
Vested	(107,582)	11.01
Forfeited	(18,762)	11.31

Unvested, December 31, 2012	685,843	10.12	9.4	1,098

Total Compensation Expense Recognized Relating to Options Granted to Employees

Total compensation expense relating to options and RSUs granted to employees recognized for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	4,645	2,157	4,517	725
Sales and marketing expenses	11,884	5,763	10,508	1,687
General and administration expenses	48,899	31,420	47,749	7,664
Research and development expenses	6,416	2,619	4,858	780

	71,844	41,959	67,632	10,856